Regulatory Matters - Components of Regulatory Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Components of Regulatory Capital [Abstract]
Total shareholders’ equity	$ 404,449	$ 347,596	$ 398,484	$ 389,522
Add (deduct)
Accumulated other comprehensive loss for regulatory purposes	(72,142)	(92,763)
Subordinated debt	$ 39,510	39,433
Period of transition method for regulatory purposes	3 years
Consolidated
Components of Regulatory Capital [Abstract]
Total shareholders’ equity	$ 404,449	347,596
Add (deduct)
Accumulated other comprehensive loss for regulatory purposes	66,344	86,966
Goodwill and other intangibles	(30,304)	(30,851)
CECL	2,576	5,152
Common equity tier 1 capital	443,065	408,863
Qualifying trust preferred securities	38,504	38,436
Tier 1 capital	481,569	447,299
Subordinated debt	40,000	40,000
Allowance for credit losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets	52,403	49,250
Total risk-based capital	573,972	536,549
Independent Bank
Components of Regulatory Capital [Abstract]
Total shareholders’ equity	430,407	370,418
Add (deduct)
Accumulated other comprehensive loss for regulatory purposes	66,344	86,966
Goodwill and other intangibles	(30,304)	(30,851)
CECL	2,576	5,152
Common equity tier 1 capital	469,023	431,685
Qualifying trust preferred securities	0	0
Tier 1 capital	469,023	431,685
Subordinated debt	0	0
Allowance for credit losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets	52,351	49,201
Total risk-based capital	$ 521,374	$ 480,886